Inventories - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventories
Carrying amount of inventories sold	¥ 4,290,874	¥ 9,074,490	¥ 6,879,212	¥ 6,915,713
(Reversal of write-down)/write-down of inventories	1,932	25,053	(19,850)	(44,737)
Cost of inventories recognized in consolidated statements of profit or loss	¥ 4,292,806	¥ 9,099,543	¥ 6,859,362	¥ 6,870,976